Commitments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 1996
Weighted Average Remaining Lease Term [Abstract]
Operating leases		3 years 6 months
Finance leases		9 years 3 months 18 days
Weighted Average Discount Rate [Abstract]
Operating leases		5.75%
Finance leases		5.04%
Operating Leases, Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-use asset		$ 1,979	$ 0
Capital Lease Obligations [Abstract]
Term of lease					15 years
Capital leased property		30,792	30,832
Proceeds from assignment of purchase option under lease					$ 1,700
Increase in capital leased property					5,700
Capital lease obligations					22,000
Increase in capital lease obligations					6,700
Net book value of capital asset					$ 18,300
Future Minimum Lease Commitments [Abstract]
2020		710
2021		715
2022		564
2023		368
2024		28
After 2024		0
Total lease payments		2,385
Less imputed interest		(230)
Total		2,155
Less current portion		(602)
Long-term lease obligations, Operating leases		1,553	0
Finance Lease Liabilities, Payments, Due [Abstract]
2020		2,046
2021		2,097
2022		2,149
2023		2,203
2024		2,258
After 2024		10,658
Total lease payments		21,411
Less imputed interest		(4,546)
Total		16,865
Less current portion		(1,224)
Long-term lease obligations, Finance leases		15,641
Lease, Cost [Abstract]
Operating lease cost		597
Short-term lease cost	[1]	147
Finance Lease Costs [Abstract]
Amortization of finance lease assets		1,221
Interest on finance lease liabilities		881
Total finance lease cost		2,102
Total lease costs		2,846
Cash paid for amounts included in the measurement of lease liabilities: [Abstract]
Cash flows from operating activities - operating leases		604
Cash flows from operating activities - finance leases		1,995
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		488
Rent expense charged to operations		1,100	1,600	$ 1,600
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance Beginning of Year		30	30	51
Accruals		0	0	0
Warranty Expenses		0	0	(21)
Balance End of Year		$ 30	30	$ 30
Capital Lease Obligations [Member]
Capital Lease Obligations [Abstract]
Annual rent increase percentage		2.50%
Accumulated amortization for property and equipment under capital leases		$ 18,700	$ 17,500
Property [Member] | Capital Lease Obligations [Member]
Capital Lease Obligations [Abstract]
Term of lease						13 years	20 years
Capital leased property							$ 12,300
Increase in capital leased property						$ 11,700
Capital lease obligations						15,500
Net book value of capital asset						$ 13,100

[1]	Leases that have terms of 12 months or less.